Intangible assets, net - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Amortization expenses of intangible assets	$ 13	$ 18	$ 181
Impairment on intangible assets	$ 0	$ 0	$ 202